Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,270,000.00
Previously Paid Amount	0.00
Total Fee Amount	451.59
Total Offset Amount	0.00
Net Fee	451.59
Narrative - Max Aggregate Offering Price	$ 3,270,000.00
Final Prospectus	true